Long-term incentive plan	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Long-term incentive plan
Long-term incentive plan

9. Long-term incentive plan

        The following table summarizes the changes in LTIP notional units during the three months ended March 31, 2012:

	Units	Grant Date Weighted-Average Price per Unit
Outstanding at December 31, 2011	485,781	$11.49
Granted	209,009	$14.65
Additional shares from dividends	8,172	$12.02
Vested	(231,687)	$10.10

Outstanding at March 31, 2012	471,275	$13.81

        Certain awards have a market condition based on our total shareholder return during the performance period compared to a group of peer companies. Compensation expense for notional units granted in 2012 is recorded net of estimated forfeitures. See further details as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2011.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period for awards with market conditions included the following assumptions as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Weighted average risk free rate of return	0.19 – 0.51%	0.15 – 0.28%
Dividend yield	8.30%	7.90%
Expected volatility—Company	22.2%	22.2%
Expected volatility—peer companies	17.1 – 112.8%	17.3 – 112.9%
Weighted average remaining measurement period	1.92 years	0.87 years

14. Long-term incentive plan

        The following table summarizes the changes in outstanding LTIP notional units during the years ended December 31, 2011, 2010 and 2009:

	Units	Grant Date Weighted-Average Fair Value per Unit
Outstanding at December 31, 2008	263,592	$9.76
Granted	267,408	5.76
Additional shares from dividends	49,540	7.80
Vested and redeemed	(109,260)	9.71

Outstanding at December 31, 2009	471,280	7.30
Granted	305,112	13.29
Additional shares from dividends	46,854	9.54
Vested and redeemed	(222,265)	7.94

Outstanding at December 31, 2010	600,981	10.28
Granted	216,110	14.02
Additional shares from dividends	36,204	11.04
Forfeitures	(103,991)	11.55
Vested and redeemed	(263,523)	9.40

Outstanding at December 31, 2011	485,781	$11.49

        The fair value of all outstanding notional units under the LTIP was $6.4 million and $7.8 million for the years ended December 31, 2011 and 2010. Compensation expense related to LTIP was $3.2 million, $4.5 million and $2.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Cash payments made for vested notional units were $1.5 million, $2.8 million and $0.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The fair value of awards granted under the amended LTIP with market vesting conditions is based upon a Monte Carlo simulation model on their grant date.

        The Monte Carlo simulation model utilizes multiple input variables over the performance period in order to determine the likely relative total shareholder return. The Monte Carlo simulation model simulated our total shareholder return and for our peer companies during the remaining time in the performance period with the following inputs: (i) stock price on the measurement date, (ii) expected volatility, (iii) risk-free interest rate, (iv) dividend yield and (v) correlations of historical common stock returns between Atlantic Power Corporation and the peer companies. Expected volatilities utilized in the Monte Carlo model are based on historical volatility of the Company's and the peer companies' stock prices over a period equal in length to that of the remaining vesting period. The risk free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant with a term equal to the performance period assumption at the time of grant. Both the total shareholder return performance and the fair value of the notional units under the Monte Carlo simulation are determined with the assistance of a third party.

        The calculation of simulated total shareholder return under the Monte Carlo model for the remaining time in the performance period included the following assumptions:

	Year ended December 31, 2011	Year ended December 31, 2010
Weighted average risk free rate of return	0.15 – 0.28%	0.71%
Dividend yield	7.90%	9.39%
Expected volatility – Company	22.2%	40.0%
Expected volatility – peer companies	17.3 – 112.9%	25.0 – 55.0%
Weighted average remaining measurement period	0.87 years	1.43 years